EMPLOYEE BENEFIT PLAN - Expected Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
2023	$ 10
2024	21
2025	18
2026	33
2027	46
2028 - 2032	463
Expected future policy benefit payment	$ 591